Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Financial Instruments1 [Abstract]
Disclosure of financial assets

December 31, 2022	Level	Financial assets at amortized cost	Financial assets or financial liabilities at FVTPL	Financial liabilities at amortized cost	Carrying value	Fair value

Financial assets
Cash and cash equivalents	2	$1,162	$—	$—	$1,162	$1,162
Receivables	3	350	—	—	350	350
Interest rate swaps (note 9 & 12)[2]	2	$—	$12	$—	$12	$12
		$1,512	$12	$—	$1,524	$1,524

Financial liabilities
Payables and accrued liabilities	3	$—	$—	$722	$722	$722
Long-term debt (note 12)[1]	2	—	—	500	500	491
Electricity swaps (note 11)	3	—	4	—	4	4
		$—	$4	$1,222	$1,226	$1,217
1.The fair value of long-term debt is based on rates available to us at December 31, 2022 for long-term debt with similar terms and remaining maturities.
2.The interest rate swap contracts are included in other assets in our consolidated balance sheets.

December 31, 2021	Level	Financial assets at amortized cost	Financial assets or financial liabilities at FVTPL	Financial liabilities at amortized cost	Carrying value	Fair value

Financial assets
Cash and cash equivalents	2	$1,568	$—	$—	$1,568	$1,568
Receivables	3	508	—	—	508	508
		$2,076	$—	$—	$2,076	$2,076

Financial liabilities
Payables and accrued liabilities	3	$—	$—	$848	$848	$848
Long-term debt (note 12)1	2	—	—	501	501	513
Interest rate swaps (note 9 & 12)[2]	2	—	1	—	1	1
		$—	$1	$1,349	$1,350	$1,362
1.The fair value of long-term debt is based on rates available to us at December 31, 2021 for long-term debt with similar terms and remaining maturities.
2.The interest rate swap contracts are included in other liabilities in our consolidated balance sheets.

Disclosure of financial liabilities

December 31, 2022	Level	Financial assets at amortized cost	Financial assets or financial liabilities at FVTPL	Financial liabilities at amortized cost	Carrying value	Fair value

Financial assets
Cash and cash equivalents	2	$1,162	$—	$—	$1,162	$1,162
Receivables	3	350	—	—	350	350
Interest rate swaps (note 9 & 12)[2]	2	$—	$12	$—	$12	$12
		$1,512	$12	$—	$1,524	$1,524

Financial liabilities
Payables and accrued liabilities	3	$—	$—	$722	$722	$722
Long-term debt (note 12)[1]	2	—	—	500	500	491
Electricity swaps (note 11)	3	—	4	—	4	4
		$—	$4	$1,222	$1,226	$1,217
1.The fair value of long-term debt is based on rates available to us at December 31, 2022 for long-term debt with similar terms and remaining maturities.
2.The interest rate swap contracts are included in other assets in our consolidated balance sheets.

December 31, 2021	Level	Financial assets at amortized cost	Financial assets or financial liabilities at FVTPL	Financial liabilities at amortized cost	Carrying value	Fair value

Financial assets
Cash and cash equivalents	2	$1,568	$—	$—	$1,568	$1,568
Receivables	3	508	—	—	508	508
		$2,076	$—	$—	$2,076	$2,076

Financial liabilities
Payables and accrued liabilities	3	$—	$—	$848	$848	$848
Long-term debt (note 12)1	2	—	—	501	501	513
Interest rate swaps (note 9 & 12)[2]	2	—	1	—	1	1
		$—	$1	$1,349	$1,350	$1,362
1.The fair value of long-term debt is based on rates available to us at December 31, 2021 for long-term debt with similar terms and remaining maturities.
2.The interest rate swap contracts are included in other liabilities in our consolidated balance sheets.

Disclosure of aging analysis of trade accounts receivable	The aging analysis of trade accounts receivable is presented below:

As at	December 31, 2022	December 31, 2021
Trade accounts receivable
Current	$256	$403
Past due 1 to 30 days	19	30
Past due 31 to 60 days	9	3
Past due over 60 days	2	5
Trade accounts receivable	$286	$441
Insurance receivable	3	6
Government assistance	—	1
Sales taxes receivable	22	28
Other	39	32
Receivables	$350	$508
The following table summarizes the maturity profile of our financial liabilities based on contractual undiscounted payments:

December 31, 2022	Carrying value	Total	2023	2024	2025	2026	Thereafter
Long-term debt	$499	$500	$—	$500	$—	$—	$—
Interest on long-term debt[1]	—	33	19	14	—	—	—
Lease obligations	37	42	12	8	7	3	12
Payables and accrued liabilities	722	722	722	—	—	—	—
Electricity swaps	4	$7	$(1)	$(2)	$(1)	$1	$10
Total	$1,262	$1,304	$752	$520	$6	$4	$22
1.Assumes debt remains at December 31, 2022 levels and includes the impact of interest rate swaps terminating August 2024.
In addition, we have contractual commitments for the acquisition of of property, plant and equipment in the amount of $278 million in 2023.

Disclosure of aggregate amount of contractual future cash outflows for long-term debt	As at December 31, 2022, we had the following floating rate financial instruments:

Financial instrument	Carrying value
Financial liability: Term loan	$200
Financial asset: Interest rate swap contracts	$12